Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Components of Accrued Expenses
Accrued expenses consisted of the following:

	March 31, 2014	December 31, 2013

Accrued Wages and Related Costs	$73,845	$91,385
Accrued Compensation	409,517	360,670
Accrued Professional Services	25,000	69,500
Accrued Warranty Obligations	29,293	31,619
Other Accrued Expenses	2,909	1,090

Total	$540,564	$554,264

Accrued expenses consisted of the following:

	December 31, 2013	December 31, 2012
Accrued Wages and Related Costs	$91,385	$31,197
Accrued Compensation	360,670	181,322
Accrued Professional Services	69,500	181,227
Accrued Warranty Obligations	31,619	93,788
Other Accrued Expenses	1,090	32,138

Total	$554,264	$519,672

Changes in Accrued Warranty Obligations
The changes in the Company’s accrued warranty obligations for the three months ended March 31, 2014 were as follows:

Accrued Warranty Obligations at December 31, 2013	$31,619
Reductions for Settling Warranties	(26,672)
Warranties Issued During Period	24,346

Accrued Warranty Obligations at March 31, 2014	$29,293

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2013 and 2012 were as follows:

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(74,287)
Warranty Issued During Year	12,118
Accrued Warranty Obligations at December 31, 2013	$31,619